Operating lease liability (Tables)	6 Months Ended
Sep. 30, 2022
Operating lease liability
Schedule of operating lease liabilities

	As of
	September 30,	March 31,
	2022	2022
Shenzhen Wan	$221,255	$—

Schedule of analyzed operating lease liability

	As of
	September 30,	March 31,
	2022	2022
Operating Lease Liability-noncurrent	$57,852	$—
Operating Lease Liability-current	164,403	—
Total	221,255	—

Schedule of maturity analysis of operating lease liabilities

Maturity analysis of operating lease liabilities as of September 30, 2022 is as follows:

Discount rate at commencement	$3.6500%
One year	168,279
Two years	58,475
Total undiscounted cash flows	226,754
Total operating lease liabilities	221,255
Difference between undiscounted cash flows and discounted cash flows	$5,499